Other Income (Tables)	12 Months Ended
Dec. 31, 2024
Other Income [Abstract]
Schedule of Other Income
	2024	2023	2022
	USD	USD	USD

Write off of payables and other provisions (1)	112,549	2,701,703	563,841
Reversal of provisions of shared-based payment reserves (note 21) (2)	167,840	536,366	2,214,795
Other non-operating income	31,222	4,528	46,738
	311,611	3,242,597	2,825,374

(1)	During the year 2023, the Group has novated most of its contracts related to publishing rights, which resulted in a decrease in its publishing rights provisions taken for previous years by an amount of USD 2,588,564. There are no costs related to reversal due to contracts novation in 2024.

(2)	The reduction in provisions of shared-based payment reserves is attributed to the decrease in the fair value of options by USD 167,840 (2023: USD 536,366).